Fair Value Measurement - Summary of Changes in Fair Value Liabilities Attributable to Both Observable and Unobservable (Details) $ in Thousands	6 Months Ended
Jun. 30, 2021 USD ($)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Beginning balance	$ 32,308
Reclassification of warrant liabilities due to warrant exercises	(2,503)
Change in fair value	(18,708)
Ending balance	$ 11,097